FINANCIAL INSTRUMENTS - Hedges (Details)	Jun. 30, 2021 MW item t Tcf MWh mJ
Forward contract | 7 - 10 years
Hedging:
Nominal amount of hedging instrument	28,121,312
Price of hedging instrument	44.94
Forward contract | Natural gas | 4-5 years
Hedging:
Nominal amount of hedging instrument | mJ	65,297,406
Price of hedging instrument | mJ	3.69
Forward contract | Renewable energy certificates | 7 - 10 years
Hedging:
Nominal amount of hedging instrument	2,041,751
Price of hedging instrument	45.09
Forward contract | Green Gas Certificates | Not later than one year
Hedging:
Nominal amount of hedging instrument | t	500,000
Price of hedging instrument | t	3.92
Forward contract | Capacity contracts | 4-5 years
Hedging:
Nominal amount of hedging instrument | MW	2,579
Price of hedging instrument | MW	4,700.15
Forward contract | Ancillary contract | Not later than one year
Hedging:
Nominal amount of hedging instrument	658,300
Price of hedging instrument	16.93
Swap contract | 4-5 years
Hedging:
Nominal amount of hedging instrument	17,672,286
Price of hedging instrument	49.62
Swap contract | Natural gas | 4-5 years
Hedging:
Nominal amount of hedging instrument | Tcf	93,174,950
Price of hedging instrument | Tcf	3.26
Weather derivatives | Heating degree days | Strike | Later than one year | Bottom of range
Hedging:
Nominal amount of hedging instrument | item	1,813
Weather derivatives | Heating degree days | Strike | Later than one year | Top of range
Hedging:
Nominal amount of hedging instrument | item	4,985
Weather derivatives | Heating degree days | Strike | 3-4 years | Bottom of range
Hedging:
Nominal amount of hedging instrument | item	3,439
Weather derivatives | Heating degree days | Strike | 3-4 years | Top of range
Hedging:
Nominal amount of hedging instrument | item	4,985
Weather derivatives | Cooling Degree Days | Strike | Not later than one year | Bottom of range
Hedging:
Nominal amount of hedging instrument | item	656
Weather derivatives | Cooling Degree Days | Strike | Not later than one year | Top of range
Hedging:
Nominal amount of hedging instrument | item	3,399